COMMERCIAL METALS COMPANY

6565 MacArthur Blvd, Suite 800

Irving, TX 75039

(214) 689-4300

November 23, 2011

Via EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Commercial Metals Company – Preliminary Proxy Statement

Ladies and Gentlemen:

Pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, on behalf of Commercial Metals Company (the “Company”), transmitted herewith is a Schedule 14A Information cover sheet and preliminary copies of the notice of annual meeting, proxy statement and form of proxy card (collectively, the “Proxy Materials”) to be furnished to the stockholders of the Company in connection with the 2012 annual meeting of stockholders that the Company intends to hold in the first week of February 2012. The Company is filing these preliminary Proxy Materials in accordance with Rule 14a-6 because the Proxy Materials refer to a solicitation in opposition by certain entities affiliated with Carl Icahn. The Company would like to release definitive copies of the Proxy Materials to stockholders during the week of December 5, 2011. Pursuant to Rule 14a-6(i)(2), no fee is required to be paid in connection with this filing.

If you have any questions or comments, please contact Paul L. Choi of Sidley Austin LLP, our outside legal counsel, at (312) 853-2145 or me at (214) 689-5488.

Very truly yours,

COMMERCIAL METALS COMPANY

By:	/s/ Ann J. Bruder
Ann J. Bruder Sr. Vice President of Law, Government Affairs & Global Compliance